Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 4,401	¥ 4,415	¥ 3,391
Interest cost	995	1,159	1,139
Expected return on plan assets	(2,575)	(2,351)	(2,047)
Amortization of prior service credit	(928)	(927)	(1,259)
Amortization of net actuarial loss	(15)	502	777
Amortization of transition obligation	49	53	53
Net periodic pension cost	1,927	2,851	2,054
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,856	2,460	1,654
Interest cost	1,747	2,251	1,684
Expected return on plan assets	(4,584)	(3,857)	(2,389)
Amortization of prior service credit	(113)	(51)	(3)
Amortization of net actuarial loss	1,336	215	60
Amortization of transition obligation	3	5	3
Net periodic pension cost	¥ 2,245	¥ 1,023	¥ 1,009